Taxes Payable	12 Months Ended
Mar. 31, 2026
Taxes Payable [Abstract]
TAXES PAYABLE

Note 18 – TAXES PAYABLE

As of March 31, 2026 and 2025, tax payable consist of the following:

	As of March 31,
	2026	2025

Income taxes payable	$92,816	$92,816
Other taxes payable (recovery)	468	(58,953)
Total taxes payable	$93,284	$33,863